DEBT	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
DEBT
DEBT
CSC Holdings Credit Facilities
In connection with the Cablevision Acquisition, in October 2015, Finco, a wholly-owned subsidiary of the Company, which merged with and into CSC Holdings on June 21, 2016, entered into a senior secured credit facility, which currently provides U.S. dollar term loans currently in an aggregate principal amount of $3,000,000 ($2,992,500 outstanding at September 30, 2017) (the “CVC Term Loan Facility”, and the term loans extended under the CVC Term Loan Facility, the “CVC Term Loans”) and U.S. dollar revolving loan commitments in an aggregate principal amount of $2,300,000 (the “CVC Revolving Credit Facility” and, together with the Term Loan Facility, the “CVC Credit Facilities”), which are governed by a credit facilities agreement entered into by, inter alios, CSC Holdings, certain lenders party thereto and JPMorgan Chase Bank, N.A. as administrative agent and security agent (as amended, restated, supplemented or otherwise modified on June 20, 2016, June 21, 2016, July 21, 2016, September 9, 2016, December 9, 2016 and March 15, 2017, respectively, and as further amended, restated, supplemented or otherwise modified from time to time, the “CVC Credit Facilities Agreement”).
The amendment to the CVC Credit Facilities Agreement entered into on March 15, 2017 (“Extension Amendment”) increased the Term Loan by $500,000 to $3,000,000 and the maturity date for this facility was extended to July 17, 2025. The closing of the Extension Amendment occurred in April 2017 and the proceeds were used to refinance the entire $2,493,750 principal amount of existing Term Loans and redeem $500,000 of the 8.625% Senior Notes due September 2017 issued by Cablevision. In connection with the Extension Amendment and the redemption of the senior notes, the Company recorded a loss on extinguishment of debt and write-off of deferred financing costs aggregating $18,976.
During the nine months ended September 30, 2017, CSC Holdings borrowed $1,350,000 under its revolving credit facility ($500,000 was used to make cash distributions to its stockholders) and made voluntary repayments aggregating $350,256 with cash on hand. In October 2017, CSC Holdings made a voluntary repayment under its revolving credit facility of $50,000. This amount was reclassified from long term debt to current debt on the consolidated balance sheet as of September 30, 2017.
Under the Extension Amendment, the Company is required to make scheduled quarterly payments equal to 0.25% (or $7,500) of the principal amount of the Term Loan, with the remaining balance scheduled to be paid on July 17, 2025, beginning with the fiscal quarter ended September 30, 2017.
The CVC Credit Facilities permit CSC Holdings to request revolving loans, swing line loans or letters of credit from the revolving lenders, swingline lenders or issuing banks, as applicable, thereunder, from time to time prior to November 30, 2021, unless the commitments under the CVC Revolving Credit Facility have been previously terminated.
Loans comprising each eurodollar borrowing or alternate base rate borrowing, as applicable, bear interest at a rate per annum equal to the adjusted LIBO rate or the alternate base rate, as applicable, plus the applicable margin, where the applicable margin is:

•	in respect of the CVC Term Loans, (i) with respect to any alternate base rate loan, 1.25% per annum and (ii) with respect to any eurodollar loan, 2.25% per annum, and

•	in respect of the CVC Revolving Credit Facility loans (i) with respect to any alternate base rate loan, 2.25% per annum and (ii) with respect to any eurodollar loan, 3.25% per annum.
The CVC Credit Facilities Agreement requires the prepayment of outstanding CVC Term Loans, subject to certain exceptions and deductions, with (i) 100% of the net cash proceeds of certain asset sales, subject to reinvestment rights and certain other exceptions; and (ii) commencing with the fiscal year ending December 31, 2017, a pari ratable share (based on the outstanding principal amount of the Term Loans divided by the sum of the outstanding principal amount of all pari passu indebtedness and the Term Loans) of 50% of annual excess cash flow, which will be reduced to 0% if the consolidated net senior secured leverage ratio of CSC Holdings is less than or equal to 4.5 to 1.
The obligations under the CVC Credit Facilities are guaranteed by each restricted subsidiary of CSC Holdings (other than CSC TKR, LLC and its subsidiaries and certain excluded subsidiaries) (the “Initial Guarantors”) and, subject to certain limitations, will be guaranteed by each future material wholly-owned restricted subsidiary of CSC Holdings.  The obligations under the CVC Credit Facilities (including any guarantees thereof) are secured on a first priority basis, subject to any liens permitted by the Credit Facilities, by capital stock held by CSC Holdings or any guarantor in certain subsidiaries of CSC Holdings, subject to certain exclusions and limitations.
The CVC Credit Facilities Agreement includes certain negative covenants which, among other things and subject to certain significant exceptions and qualifications, limit CSC Holdings' ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional indebtedness, (ii) make investments, (iii) create liens, (iv) sell assets and subsidiary stock, (v) pay dividends or make other distributions or repurchase or redeem our capital stock or subordinated debt, (vi) engage in certain transactions with affiliates, (vii) enter into agreements that restrict the payment of dividends by subsidiaries or the repayment of intercompany loans and advances; and (viii) engage in mergers or consolidations. In addition, the CVC Revolving Credit Facility includes a financial maintenance covenant solely for the benefit of the lenders under the CVC Revolving Credit Facility consisting of a maximum consolidated net senior secured leverage ratio of CSC Holdings and its restricted subsidiaries of 5.0 to 1.0. The financial covenant will be tested on the last day of any fiscal quarter, but only if on such day there are outstanding borrowings under the CVC Revolving Credit Facility (including swingline loans but excluding any cash collateralized letters of credit and undrawn letters of credit not to exceed $15,000).
The CVC Credit Facilities Agreement also contains certain customary representations and warranties, affirmative covenants and events of default (including, among others, an event of default upon a change of control). If an event of default occurs, the lenders under the CVC Credit Facilities will be entitled to take various actions, including the acceleration of amounts due under the CVC Credit Facilities and all actions permitted to be taken by a secured creditor.
CSC Holdings was in compliance with all of its financial covenants under the CVC Credit Facilities as of September 30, 2017.
Cequel Credit Facilities
On June 12, 2015, Altice US Finance I Corporation, an indirect wholly-owned subsidiary of Cequel, entered into a senior secured credit facility which currently provides term loans in an aggregate principal amount of $1,265,000 ($1,261,838 outstanding at September 30, 2017) (the “Cequel Term Loan Facility” and the term loans extended under the Cequel Term Loan Facility, the “Cequel Term Loans”) and revolving loan commitments in an aggregate principal amount of $350,000 (the “Cequel Revolving Credit Facility” and, together with the Cequel Term Loan Facility, the “Cequel Credit Facilities”) which are governed by a credit facilities agreement entered into by, inter alios, Altice US Finance I Corporation, certain lenders party thereto and JPMorgan Chase Bank, N.A. (as amended, restated, supplemented or otherwise modified on October 25, 2016, December 9, 2016 and March 15, 2017, and as further amended, restated, supplemented or modified from time to time, the “Cequel Credit Facilities Agreement”).
The amendment to the Cequel Credit Facilities Agreement entered into on March 15, 2017 (“Cequel Extension Amendment”) increased the Term Loan by $450,000 to $1,265,000 and the maturity date for this facility was extended to July 28, 2025. The closing of the Extension Amendment occurred in April 2017 and the proceeds were used to refinance the entire $812,963 principal amount of loans under the Term Loan and redeem $450,000 of the 6.375% Senior Notes due September 15, 2020. In connection with the Cequel Extension Amendment and the redemption of the senior notes, the Company recorded a loss on extinguishment of debt and write-off of deferred financings costs aggregating $28,684.
Under the Cequel Extension Amendment, the Company is required to make scheduled quarterly payments equal to 0.25% (or $3,163) of the principal amount of the Cequel Term Loan, with the remaining balance scheduled to be paid on July 28, 2025, beginning with the fiscal quarter ended September 30, 2017.
Loans comprising each eurodollar borrowing or alternate base rate borrowing, as applicable, bear interest at a rate per annum equal to the adjusted LIBO rate or the alternate base rate, as applicable, plus the applicable margin, where the applicable margin is:

•	in respect of the Cequel Term Loans, (i) with respect to any alternate base rate loan, 1.25% per annum and (ii) with respect to any eurodollar loan, 2.25% per annum, and

•	in respect of Cequel Revolving Credit Facility loans (i) with respect to any alternate base rate loan, 2.25% per annum and (ii) with respect to any eurodollar loan, 3.25% per annum.
The Cequel Credit Facilities Agreement requires the prepayment of outstanding Term Loans, subject to certain exceptions and deductions, with (i) 100% of the net cash proceeds of certain asset sales, subject to reinvestment rights and certain other exceptions; and (ii) a pari ratable share (based on the outstanding principal amount of the Cequel Term Loans divided by the sum of the outstanding principal amount of all pari passu indebtedness and the Cequel Term Loans) of 50% of annual excess cash flow, which will be reduced to 0% if the consolidated net senior secured leverage ratio is less than or equal to 4.5:1.
The debt under the Cequel Credit Facility is secured by a first priority security interest in the capital stock of Suddenlink and substantially all of the present and future assets of Suddenlink and its restricted subsidiaries, and is guaranteed by Cequel Communications Holdings II, LLC, a subsidiary of Cequel (the "Parent Guarantor"), as well as all of Suddenlink’s existing and future direct and indirect subsidiaries, subject to certain exceptions set forth in the Cequel Credit Facilities Agreement. The Cequel Credit Facilities Agreement contains customary representations, warranties and affirmative covenants. In addition, the Cequel Credit Facilities Agreement contains restrictive covenants that limit, among other things, the ability of Suddenlink and its subsidiaries to incur indebtedness, create liens, engage in mergers, consolidations and other fundamental changes, make investments or loans, engage in transactions with affiliates, pay dividends, and make acquisitions and dispose of assets. The Cequel Credit Facilities Agreement also contains a maximum senior secured leverage maintenance covenant of 5.0 times EBITDA as defined in the Cequel Credit Facilities Agreement. Additionally, the Cequel Credit Facilities Agreement contains customary events of default, including failure to make payments, breaches of covenants and representations, cross defaults to other indebtedness, unpaid judgments, changes of control and bankruptcy events. The lenders’ commitments to fund amounts under the revolving credit facility are subject to certain customary conditions.
As of September 30, 2017, Cequel was in compliance with all of its financial covenants under the Cequel Credit Facilities Agreement.
The following table provides details of the Company's outstanding credit facility debt:

				Carrying Amount (a)
	Maturity Date	Interest Rate	Principal	September 30, 2017	December 31, 2016
CSC Holdings Restricted Group:
Revolving Credit Facility (b)	$20,000 on October 9, 2020, remaining balance on November 30, 2021	4.49%	$1,175,000	$1,149,024	$145,013
Term Loan Facility	July 17, 2025	3.48%	2,992,500	2,974,768	2,486,874
Cequel:
Revolving Credit Facility (c)	November 30, 2021	—	—	—	—
Term Loan Facility	July 28, 2025	3.49%	1,261,838	1,253,110	812,903
			$5,429,338	5,376,902	3,444,790
Less: Current portion				92,650	33,150
Long-term debt				$5,284,252	$3,411,640

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)
At September 30, 2017, $123,473 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $1,001,527 of the facility was undrawn and available, subject to covenant limitations.

(c)
At September 30, 2017, $16,575 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $333,425 of the facility was undrawn and available, subject to covenant limitations.

Senior Guaranteed Notes, Senior Secured Notes and Senior Notes and Debentures
The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures:

			Interest Rate	Principal Amount	Carrying Amount (a)
Issuer	Date Issued	Maturity Date			September 30, 2017	December 31, 2016
CSC Holdings (b)(f)	February 6, 1998	February 15, 2018	7.875%	$300,000	$303,531	$310,334
CSC Holdings (b)(f)	July 21, 1998	July 15, 2018	7.625%	500,000	511,312	521,654
CSC Holdings (c)(f)	February 12, 2009	February 15, 2019	8.625%	526,000	544,422	553,804
CSC Holdings (c)(f)	November 15, 2011	November 15, 2021	6.750%	1,000,000	957,954	951,702
CSC Holdings (c)(f)	May 23, 2014	June 1, 2024	5.250%	750,000	657,903	650,193
CSC Holdings (e)	October 9, 2015	January 15, 2023	10.125%	1,800,000	1,777,085	1,774,750
CSC Holdings (e)(l)	October 9, 2015	October 15, 2025	10.875%	1,684,221	1,660,583	1,970,379
CSC Holdings (e)	October 9, 2015	October 15, 2025	6.625%	1,000,000	986,394	985,469
CSC Holdings (g)	September 23, 2016	April 15, 2027	5.500%	1,310,000	1,304,353	1,304,025
Cablevision (k)	September 23, 2009	September 15, 2017	8.625%	—	—	926,045
Cablevision (c)(f)	April 15, 2010	April 15, 2018	7.750%	750,000	757,515	767,545
Cablevision (c)(f)	April 15, 2010	April 15, 2020	8.000%	500,000	491,224	488,992
Cablevision (c)(f)	September 27, 2012	September 15, 2022	5.875%	649,024	568,796	559,500
Cequel and Cequel Capital Senior Notes (d)(m)	Oct. 25, 2012 Dec. 28, 2012	September 15, 2020	6.375%	1,050,000	1,025,616	1,457,439
Cequel and Cequel Capital Senior Notes (d)	May 16, 2013 Sept. 9, 2014	December 15, 2021	5.125%	1,250,000	1,132,926	1,115,767
Altice US Finance I Corporation Senior Secured Notes (h)	June 12, 2015	July 15, 2023	5.375%	1,100,000	1,081,815	1,079,869
Cequel and Cequel Capital Senior Secured Notes (i)	June 12, 2015	July 15, 2025	7.750%	620,000	604,001	602,925
Altice US Finance I Corporation Senior Notes (j)	April 26, 2016	May 15, 2026	5.500%	1,500,000	1,487,745	1,486,933
				$16,289,245	15,853,175	17,507,325
Less: Current portion					1,572,358	926,045
Long-term debt					$14,280,817	$16,581,280

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)	The debentures are not redeemable by CSC Holdings prior to maturity.

(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(d)	The Company may redeem some or more of all the notes at the redemption price set forth in the relevant indenture, plus accrued and unpaid interest.

(e)
The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any.  The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a “make whole” premium specified in the relevant indenture plus accrued and unpaid interest.

(f)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).

(g)
The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(h)
Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(i)
Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(j)
Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

(k)
In April 2017, the Company redeemed $500,000 of the senior notes from proceeds from the CVC Term Loan facility. In September 2017, these senior notes matured and the Company repaid the remaining principal balance of $400,000.

(l)
In July 2017, the Company used approximately $350,120 of the proceeds from the IPO to fund the redemption of $315,779 principal amount of CSC Holdings senior notes due October 2025 and the related call premium of approximately $34,341which was recorded as a loss on extinguishment of debt. The Company also recorded a write-off of deferred financings costs in connection with this redemption aggregating $4,516.

(m)	In April 2017, the Company redeemed $450,000 of the senior notes from proceeds from the Cequel Term Loan facility.
The indentures under which the senior notes and debentures were issued contain various covenants.  The Company was in compliance with all of its financial covenants under these indentures as of September 30, 2017.
Notes Payable to Affiliates and Related Parties
On June 21, 2016, in connection with the Cablevision Acquisition, the Company issued notes payable to affiliates and related parties aggregating $1,750,000, of which $875,000 bore interest at 10.75% and matured on December 20, 2023 and $875,000 bore interest at 11% and matured on December 20, 2024.
As discussed in Note 1, in connection with the Company's IPO, the Company converted the notes payable to affiliates and related parties (together with accrued and unpaid interest of $529 and applicable premium of $513,723) into shares of the Company’s common stock at the IPO price. The premium was recorded as a loss on extinguishment of debt on the Company's statement of operations for the nine months ended September 30, 2017. In connection with the conversion of the notes, the Company recorded a credit to paid in capital of $2,264,252.
For the nine months ended September 30, 2017, the Company recognized $90,405 of interest expense related to these notes prior to their conversion.
Summary of Debt Maturities
The future maturities of debt payable by the Company under its various debt obligations outstanding as of September 30, 2017, including notes payable, collateralized indebtedness (see Note 10), and capital leases, are as follows:

Years Ending December 31,	Cablevision	Cequel	Total
2017	$29,925	$5,256	$35,181
2018	1,598,699	14,421	1,613,120
2019	561,995	12,713	574,708
2020	530,007	1,062,723	1,592,730
2021	3,664,638	1,263,578	4,928,216
Thereafter	10,058,245	4,428,075	14,486,320

DEBT

CSC Holdings Credit Facilities

        In connection with the Cablevision Acquisition, in October 2015, Neptune Finco Corp. ("Finco"), a wholly-owned subsidiary of the Company formed to complete the financing described herein and the merger with CSC Holdings, borrowed an aggregate principal amount of $3,800,000 under a term loan facility (the "Term Credit Facility") and entered into revolving loan commitments in an aggregate principal amount of $2,000,000 (the "Revolving Credit Facility" and, together with the Term Credit Facility, the "Credit Facilities"). The Term Credit Facility was to mature on October 9, 2022 and the Revolving Credit Facility was to mature on October 9, 2020 (see discussion below regarding the extension amendments). In addition, on June 21, 2016 and July 21, 2016, the Company entered into incremental loan assumption agreements whereby the Revolving Credit Facility was increased by $70,000 and $35,000, respectively, to $2,105,000.

        Finco also issued $1,800,000 aggregate principal amount of 10.125% senior notes due 2023 (the "2023 Notes"), $2,000,000 aggregate principal amount of 10.875% senior notes due 2025 (the "2025 Notes"), and $1,000,000 aggregate principal amount of 6.625% senior guaranteed notes due 2025 (the "2025 Guaranteed Notes") (collectively the "Cablevision Acquisition Notes").

        On June 21, 2016, immediately following the Cablevision Acquisition, Finco merged with and into CSC Holdings, with CSC Holdings surviving the merger (the "CSC Holdings Merger"), and the Cablevision Acquisition Notes and the Credit Facilities became obligations of CSC Holdings. The 2025 Guaranteed Notes are guaranteed on a senior basis by each restricted subsidiary of CSC Holdings (other than CSC TKR, LLC and its subsidiaries, which own and operate the New Jersey cable television systems, Cablevision Lightpath, Inc. and any subsidiaries of CSC Holdings that are "Excluded Subsidiaries" under the indenture governing the 2025 Guaranteed Notes) (such subsidiaries, the "Initial Guarantors") and the obligations under the Credit Facilities are (i) guaranteed on a senior basis by each Initial Guarantor and (ii) secured on a first priority basis by capital stock held by CSC Holdings and the guarantors in certain subsidiaries of CSC Holdings, subject to certain exclusions and limitations.

        Altice USA used the proceeds from the Term Credit Facility and the Cablevision Acquisition Notes, together with an equity contribution from Altice N.V. and its Co-Investors and existing cash at Cablevision, to (a) finance the Cablevision Acquisition, (b) refinance the credit agreement, dated as of April 17, 2013 (the "Previous Credit Facility"), among CSC Holdings, certain subsidiaries of CSC Holdings and the lenders party thereto ($2,030,699 outstanding at the date of the Cablevision Acquisition), (c) repay the senior secured credit agreement, dated as of October 12, 2012, among Newsday LLC, CSC Holdings, and the lenders party thereto (the "Previous Newsday Credit Facility") of $480,000, and (d) pay related fees and expenses.

        The Credit Facilities permit CSC Holdings to request revolving loans, swing line loans or letters of credit from the revolving lenders, swingline lenders or issuing banks, as applicable, thereunder, from time to time prior to October 9, 2020, unless the commitments under the Revolving Credit Facility have been previously terminated.

        There is also a commitment fee of 0.375% on undrawn amounts under the revolving credit facility.

        On September 9, 2016, CSC Holdings entered into an amendment (the "Extension Amendment") to the Credit Facilities and the incremental loan assumption agreements dated June 21, 2016 and July 21, 2016 between CSC Holdings and certain lenders party thereto (the "Extending Lenders") pursuant to which each Extending Lender agreed to extend the maturity of its Term Credit Facility under the Credit Facilities to October 11, 2024 and to certain other amendments to the Credit Facilities. In October 2016, CSC Holdings used the net proceeds from the sale of $1,310,000 aggregate principal amount of 5.5% senior guaranteed notes due 2027 (the "2027 Guaranteed Notes") (after the deduction of fees and expenses) to prepay outstanding loans under the CSC Holdings Term Credit Facility that were not extended pursuant to the Extension Amendment. The total aggregate principal amount of the Term Credit Facility, after giving effect to the use of proceeds of the 2027 Guaranteed Notes, is $2,500,000 (the "Extended Term Loan"). The Extended Term Loan was effective on October 11, 2016. In connection with the prepayment of the Term Credit Facility, the Company wrote-off the deferred financing costs and the unamortized discount related to the existing term loan aggregating $102,894. Additionally, the Company recorded deferred financing costs and an original issue discount of $7,249 and $6,250, respectively, which are both being amortized to interest expense over the term of the Extended Term Loan.

        On December 9, 2016, the Credit Facilities were amended to increase the availability under the Revolving Credit Facility from $2,105,000 to $2,300,000 and extend the maturity on $2,280,000 of this facility to November 30, 2021. The remaining $20,000 will mature on October 9, 2020.

        The Credit Facilities require CSC Holdings to prepay outstanding term loans, subject to certain exceptions and deductions, with (i) 100% of the net cash proceeds of certain asset sales, subject to reinvestment rights and certain other exceptions, and (ii) commencing with the first full fiscal year after the consummation of the Cablevision Acquisition, a ratable share (based on the outstanding principal amount of the Extended Term Loan divided by the sum of the outstanding principal amount of all pari passu indebtedness and the Extended Term Loan) of 50% of the annual excess cash flow of CSC Holdings and its restricted subsidiaries, which will be reduced to 0% if the Consolidated Net Senior Secured Leverage Ratio of CSC Holdings is less than or equal to 4.5 to 1.

        Under the Term Credit Facility, CSC Holdings was required to make and made scheduled quarterly payment of $9,500 beginning with the fiscal quarter ending September 30, 2016. Under the Extended Term Loan, CSC Holdings is required to make scheduled quarterly payments equal to 0.25% of the principal amount of the Extended Term Loan, with the remaining balance scheduled to be paid on October 11, 2024, beginning with the fiscal quarter ending March 31, 2017.

        The CSC Holdings Credit Facilities include negative covenants that are substantially similar to the negative covenants contained in the indentures under which the Cablevision Acquisition Notes were issued (see discussion below). The Credit Facilities include one financial maintenance covenant (solely for the benefit of the Revolving Credit Facility), consisting of a maximum Consolidated Net Senior Secured Leverage Ratio of 5.0 to 1, which will be tested on the last day of any fiscal quarter but only if on such day there are outstanding borrowings under the CSC Holdings Revolving Credit Facility (including swingline loans but excluding any cash collateralized letters of credit and undrawn letters of credit not to exceed $15,000). The CSC Holdings Credit Facilities contain customary representations, warranties and affirmative covenants. In addition, the CSC Holdings Credit Facilities contains restrictive covenants that limit, among other things, the ability of CSC Holdings and its subsidiaries to incur indebtedness, create liens, engage in mergers, consolidations and other fundamental changes, make investments or loans, engage in transactions with affiliates, pay dividends, and make acquisitions and dispose of assets. If an event of default occurs, the obligations under the CSC Holdings Credit Facilities may be accelerated.

        CSC Holdings was in compliance with all of its financial covenants under the CSC Holdings Credit Facilities as of December 31, 2016.

Cequel Credit Facilities

        In connection with the Cequel Acquisition, lenders holding (a) $290,000 of loans and commitments under the revolving credit facility under the old credit facility and (b) approximately $815,400 of loans under the term loan facility under the old credit facility consented to roll over, on a cashless basis, such lenders' loans and commitments under the old credit facility into loans and commitments of the same amount under a new credit facility (the "Cequel Credit Facility") made available to a subsidiary of Cequel effective upon the consummation of the Cequel Acquisition (the 'Cequel Credit Agreement"). Upon the closing of the Cequel Acquisition, the $290,000 of loans and commitments under the revolving credit facility under the old credit facility that lenders elected to rollover into the Cequel Credit Facility, plus $60,000 of new revolving commitments from other lenders, formed a new $350,000 revolving credit facility under the Cequel Credit Facility, and all remaining commitments under the then existing $500,000 revolving credit facility under the old credit facility were terminated.

        The interest rate on the term loans outstanding under the Cequel Credit Facility equal the prime rate plus 2.25% or the LIBO rate plus 3.25%, with a LIBO rate floor of 1.00%, while the interest rate on the revolver loans equal the prime rate plus 2.25% or the LIBO rate plus 3.25%. The term loan facility requires quarterly repayments in annual amounts equal to 1.00% of the original principal amount, which commenced on March 31, 2016, with the remainder due at maturity. There is a commitment fee of 0.5% on undrawn amounts under the revolving credit facility.

        The debt under the Cequel Credit Agreement is secured by a first priority security interest in the capital stock of Suddenlink, an indirect wholly-owned subsidiary of Cequel and substantially all of the present and future assets of Suddenlink and its restricted subsidiaries, and is guaranteed by the Cequel Communications Holdings II, LLC, an indirect wholly-owned subsidiary of Cequel (the "Parent Guarantor") as well as all of Suddenlink's existing and future direct and indirect subsidiaries, subject to certain exceptions set forth in the Cequel Credit Agreement.

        The Cequel Credit Agreement contains customary representations, warranties and affirmative covenants. In addition, the Cequel Credit Agreement contains restrictive covenants that limit, among other things, the ability of Suddenlink and its subsidiaries to incur indebtedness, create liens, engage in mergers, consolidations and other fundamental changes, make investments or loans, engage in transactions with affiliates, pay dividends, and make acquisitions and dispose of assets. The Cequel Credit Agreement also contains a maximum senior secured leverage maintenance covenant of 5.0 times EBITDA as defined in the Cequel Credit Agreement. Additionally, the Cequel Credit Agreement contains customary events of default, including failure to make payments, breaches of covenants and representations, cross defaults to other indebtedness, unpaid judgments, changes of control and bankruptcy events. The lenders' commitments to fund amounts under the revolving credit facility are subject to certain customary conditions.

Amendments to Cequel Credit Agreement

        On October 25, 2016, an indirect wholly-owned subsidiary of Cequel entered into the First Amendment to the Cequel Credit Agreement, amending the credit agreement dated June 12, 2015, between the Company and certain lenders party thereto pursuant to which the applicable margin for the term loans outstanding under the Cequel Credit Facility was lowered by 25 basis points, the LIBO rate floor for the term loans outstanding under the Cequel Credit Facility was lowered by 25 basis points to 0.75% and the maturity date for the term loans outstanding under the Cequel Credit Facility was extended to January 15, 2025. The proceeds of $815,000 from the new term loan were used to repay the amount outstanding under the existing term loan of $809,327 and related fees and expenses. In connection with the extinguishment of the existing term loan, the Company recorded a loss on extinguishment of debt of $4,807, representing primarily the write-off of deferred financing costs related to the term loan. In connection with the First Amendment to the Cequel Credit Agreement, the Company recorded deferred financing costs of $2,092, which are being amortized to interest expense over the term of the loan.

        On December 9, 2016, the Company entered into the Second Amendment to the Cequel Credit Agreement which extended the maturity on the revolver to November 30, 2021.

        As of December 31, 2016, Cequel was in compliance with all of its financial covenants under the Cequel Credit Agreement.

        The following table provides details of the Company's outstanding credit facility debt (net of unamortized financing costs and unamortized discounts):

	Maturity Date	Interest Rate	Principal	Carrying Value(a)
CSC Holdings Restricted Group:
Revolving Credit Facility(b)	November 30, 2021	4.07%	$175,256	$145,013
Term Credit Facility(c)	October 11, 2024	3.88%	2,500,000	2,486,874
Cequel:
Revolving Credit Facility(d)	November 30, 2021	—	—	—
Term Credit Facility	January 15, 2025	3.88%	815,000	812,903

			$3,490,256	3,444,790

Less: Current portion				33,150

Long-term debt				$3,411,640

(a)	The unamortized discounts and deferred financing costs amounted to $45,466 at December 31, 2016.
(b)	Includes $100,256 of credit facility debt incurred to finance the Cablevision Acquisition. See discussion above regarding the amendment to the revolving credit facility entered into December 2016.
(c)

Represents $3,800,000 principal amount of debt incurred to finance the Cablevision Acquisition, net of principal repayments made. See discussion above regarding the Extension Amendment entered into September 2016.

(d)

At December 31, 2016, $17,031 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $332,969 of the facility was undrawn and available, subject to covenant limitations.

        During the twelve months ending December 31, 2017, the Company is required to make principal payments aggregating $25,000 under the CSC Holdings Term Credit Facility and $8,150 under the Cequel Term Credit Facility.

Senior Guaranteed Notes and Senior Notes and Debentures

        The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures as of December 31, 2016:

Issuer	Date Issued	Maturity Date	Interest Rate	Principal Amount	Carrying Amount(a)
CSC Holdings(b)(e)	February 6, 1998	February 15, 2018	7.875%	$300,000	$310,334
CSC Holdings(b)(e)	July 21, 1998	July 15, 2018	7.625%	500,000	521,654
CSC Holdings(c)(e)	February 12, 2009	February 15, 2019	8.625%	526,000	553,804
CSC Holdings(c)(e)	November 15, 2011	November 15, 2021	6.750%	1,000,000	951,702
CSC Holdings(c)(e)	May 23, 2014	June 1, 2024	5.250%	750,000	650,193
CSC Holdings(d)	October 9, 2015	January 15, 2023	10.125%	1,800,000	1,774,750
CSC Holdings(d)	October 9, 2015	October 15, 2025	10.875%	2,000,000	1,970,379
CSC Holdings(d)	October 9, 2015	October 15, 2025	6.625%	1,000,000	985,469
CSC Holdings(f)	September 23, 2016	April 15, 2027	5.500%	1,310,000	1,304,025
Cablevision(c)(e)	September 23, 2009	September 15, 2017	8.625%	900,000	926,045
Cablevision(c)(e)	April 15, 2010	April 15, 2018	7.750%	750,000	767,545
Cablevision(c)(e)	April 15, 2010	April 15, 2020	8.000%	500,000	488,992
Cablevision(c)(e)	September 27, 2012	September 15, 2022	5.875%	649,024	559,500
Cequel Communications Holdings I LLC and Cequel Capital Corporation(c)	October 25, 2012 December 28, 2012	September 15, 2020	6.375%	1,500,000	1,457,439
Cequel Communications Holdings I LLC and Cequel Capital Corporation(c)	May 16, 2013 September 9, 2014	December 15, 2021	5.125%	1,250,000	1,115,767
Altice US Finance I Corporation(g)	June 12, 2015	July 15, 2023	5.375%	1,100,000	1,079,869
Cequel Communications Holdings I LLC and Cequel Capital Corporation(h)	June 12, 2015	July 15, 2025	7.750%	620,000	602,925
Altice US Finance I Corporation(i)	April 26, 2016	May 15, 2026	5.500%	1,500,000	1,486,933

				$17,955,024	17,507,325

Less: Current portion					926,045

Long-term debt					$16,581,280

(a)	The carrying amount of the notes is net of the unamortized deferred financing costs and/or discounts/premiums of $447,699.
(b)	The debentures are not redeemable by CSC Holdings prior to maturity.
(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.
(d)

The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any. The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a "make whole" premium specified in the relevant indenture plus accrued and unpaid interest.

(e)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).
(f)

The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any. In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(g)

Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(h)

Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(i)

Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

        The indentures under which the senior notes and debentures were issued contain various covenants, which are generally less restrictive than those contained in the Credit Agreement. The Company was in compliance with all of its financial covenants under these indentures as of December 31, 2016.

CSC Holdings 5.5% Senior Guaranteed Notes due 2027

        In September 2016, CSC Holdings issued $1,310,000 aggregate principal amount of 5.50% senior guaranteed notes due April 15, 2027. The 2027 Guaranteed Notes are senior unsecured obligations and rank pari passu in right of payment with all of the existing and future senior indebtedness, including the existing senior notes and the Credit Facilities and rank senior in right of payment to all of existing and future subordinated indebtedness.

        As discussed above, in October 2016, CSC Holdings used the proceeds from the issuance of the 2027 Guaranteed Notes (after the deduction of fees and expenses) to prepay the outstanding loans under the Term Credit Facility that were not extended pursuant to the Extension Amendment. In connection with the issuance of the 2027 Guaranteed Notes, the Company incurred deferred financing costs of approximately $5,575, which are being amortized to interest expense over the term of the 2027 Guaranteed Notes.

Cablevision Acquisition Notes

        The $1,000,000 principal amount of the 2025 Guaranteed Notes bear interest at a rate of 6.625% per annum and were issued at a price of 100.00%. Interest on the 2025 Guaranteed Notes is payable semi-annually on January 15 and July 15, commencing on July 15, 2016. These 2025 Guaranteed Notes are guaranteed on a senior basis by the Initial Guarantors.

        The $1,800,000 principal amount of the 2023 Notes and $2,000,000 principal amount of the 2025 Notes, bear interest at a rate of 10.125% and 10.875%, respectively, per annum and were issued at prices of 100.00%. Interest on the 2023 Notes and 2025 Notes is payable semi-annually on January 15 and July 15, which began on July 15, 2016.

        Deferred financing costs of approximately $76,579 incurred in connection with the issuance of the Cablevision Acquisition Notes are being amortized to interest expense over the term of the Cablevision Acquisition Notes.

        The indentures under which the Cablevision and CSC Holdings Senior Guaranteed Notes and Senior Notes and Debentures were issued contain certain covenants and agreements with respect to investment grade debt securities, including limitations on the ability of CSC Holdings and its restricted subsidiaries to (i) incur or guarantee additional indebtedness, (ii) make investments or other restricted payments, (iii) create liens, (iv) sell assets and subsidiary stock, (v) pay dividends or make other distributions or repurchase or redeem our capital stock or subordinated debt, (vi) engage in certain transactions with affiliates, (vii) enter into agreements that restrict the payment of dividends by subsidiaries or the repayment of intercompany loans and advances, and (viii) engage in mergers or consolidations, in each case subject to certain exceptions. The indentures also contain certain customary events of default. If an event of default occurs, the obligations under the Cablevision Acquisition Notes may be accelerated. As of December 31, 2016, Cablevision was in compliance with all of its financial covenants under the indentures under which the senior notes and debentures and guaranteed notes were issued.

Cequel Senior Secured Notes

        On June 12, 2015, Altice US Finance I Corporation, an indirect subsidiary of Altice N.V., issued $1,100,000 principal amount of senior secured notes (the "2023 Senior Secured Notes"), the proceeds from which were placed in escrow to finance a portion of the purchase price for the Cequel Acquisition. The 2023 Senior Secured Notes bear interest at a rate of 5.375% per annum and were issued at a price of 100.00%. Interest on the 2023 Senior Secured Notes is payable semi-annually on January 15 and July 15 of each year. Following the consummation of the Cequel Acquisition and related transactions the equity interests in Altice US Finance I Corporation were contributed through one or more intermediary steps to Suddenlink, and the Senior Secured Notes were guaranteed by Cequel Communications Holdings II LLC, Suddenlink and certain of the subsidiaries of Suddenlink and are secured by certain assets of Cequel Communications Holdings II LLC, Suddenlink and its subsidiaries.

        On April 26, 2016, Altice US Finance I Corporation issued $1,500,000 aggregate principal amount of senior secured notes (the "2026 Senior Secured Notes"). The proceeds from the sale were used to repay the $1,477,200 remaining balance under the Old Credit Facility and to pay related fees and expenses (see discussion above). The 2026 Senior Secured Notes mature on May 15, 2026 and bear interest at a rate of 5.50% annually. Interest on the 2026 Senior Secured Notes is payable semi-annually on May 15 and November 15 of each year, commencing on November 15, 2016. Deferred financing costs recorded in connection with the issuance of these notes amounted to $13,773 and are being amortized over the term of the notes.

Cequel Senior Notes

        On June 12, 2015, Altice US Finance II Corporation, an indirect subsidiary of Altice N.V., issued $300,000 principal amount of the 2025 Senior Notes, the proceeds from which were placed in escrow, to finance a portion of the purchase price for the Cequel Acquisition. The 2025 Senior Notes were issued by the 2025 Senior Notes Issuer, an indirect subsidiary of Altice N.V., bear interest at a rate of 7.75% per annum and were issued at a price of 100.00%. Interest on the 2025 Senior Notes is payable semi-annually on January 15 and July 15 of each year. Following the consummation of the Cequel Acquisition and related transactions, the 2025 Senior Notes Issuer merged into Cequel, the 2025 Senior Notes became the obligations of Cequel and Cequel Capital Corporation became the co-issuer of the 2025 Senior Notes.

        On June 12, 2015, Altice US Finance S.A., an indirect subsidiary of Altice N.V. issued $320,000 principal amount of the 7.75% Senior Notes due 2025 (the "Holdco Notes"), the proceeds from which were placed in escrow, to finance a portion of the purchase price for the Cequel Acquisition. The Holdco Notes bear interest at a rate of 7.75% per annum and were issued at a price of 98.275%. Interest on the Holdco Notes is payable semi-annually on January 15 and July 15 of each year. The Holdco Notes were automatically exchanged into an equal aggregate principal amount of 2025 Senior Notes at Cequel during the second quarter of 2016. The exchange resulted in a decrease to member's equity of approximately $315,352.

        The Issuers have no ability to service interest or principal on the Notes, other than through any dividends or distributions received from Suddenlink. Suddenlink is restricted in certain circumstances, from paying dividends or distributions to the Issuers by the terms of the New Credit Agreement. However, the Cequel Credit Agreement permits Suddenlink to make dividends and distributions subject to satisfaction of certain conditions, including pro forma compliance with a maximum senior secured leverage ratio, and that no event of default has occurred and is continuing, or would be caused by the making of such dividends or other distributions, and based on, among other things, availability under a restricted payment basket. The 2020 Notes, the 2021 Notes and the 2025 Senior Notes are unsecured and are not guaranteed by any subsidiaries of the Original Issuers, including Suddenlink.

        The Cequel Indentures contain certain covenants, agreements and events of default which are customary with respect to non-investment grade debt securities, including limitations on the Company's ability to incur additional indebtedness, pay dividends on or make other distributions or repurchase the Company's capital stock, make certain investments, enter into certain types of transactions with affiliates, create liens and sell certain assets or merge with or into other companies.

Notes Payable to Affiliates and Related Parties

        On June 21, 2016, in connection with the Cablevision Acquisition, the Company issued notes payable to affiliates aggregating $1,750,000, of which $875,000 bear interest at 10.75% and are due on December 20, 2023 and $875,000 bear interest at 11% and are due on December 20, 2024. The Company may redeem all or, part of the notes at a redemption price equal to 100% of the principal amount thereof plus the applicable premium, as defined in the notes agreement, and accrued and unpaid interest. For the year ended December 31, 2016, the Company recognized interest expense of $102,557 related to these notes payable. As of December 31, 2016, the accrued interest related to these notes of $102,557 is reflected in accrued interest in the Company's balance sheet.

Summary of Debt Maturities

        Total amounts payable by the Company under its various debt obligations outstanding as of December 31, 2016, including notes payable, collateralized indebtedness (see Note 10), and capital leases, during the next five years and thereafter, are as follows:

Years Ending December 31,	Cablevision	Cequel	Altice USA	Total
2017	$1,719,180	$9,113	$—	$1,728,293
2018	2,103,441	8,652	—	2,112,093
2019	557,348	8,330	—	565,678
2020	526,340	1,508,213	—	2,034,553
2021	1,200,256	1,258,223	—	2,458,479
Thereafter	9,884,024	3,995,280	1,750,000	15,629,304

Cablevision Systems Corporation And Subsidiaries
Debt Instrument [Line Items]
DEBT

DEBT

Restricted Group Credit Facility

        Prior to the Merger, CSC Holdings and certain of its subsidiaries (the "Restricted Subsidiaries") had a credit agreement (the "Previous Credit Facility") that provided for (1) a revolving credit facility of $1,500,000, (2) a Term A facility of $958,510, and (3) a Term B facility of $1,200,000.

        Loans under the Previous Credit Facility bore interest as follows:

•

Revolving credit loans and Term A loans, either (i) the Eurodollar rate (as defined) plus a spread ranging from 1.50% to 2.25% based on the cash flow ratio (as defined), or (ii) the base rate (as defined) plus a spread ranging from 0.50% to 1.25% based on the cash flow ratio;

•	Term B loans, either (i) the Eurodollar rate plus a spread of 2.50% or (ii) the base rate plus a spread of 1.50%.

        There was a commitment fee of 0.30% on undrawn amounts under the revolving credit facility in connection with the Previous Credit Facility.

Repayment of Restricted Group Credit Facility Debt

        In May 2014, CSC Holdings used the net proceeds from the issuance of the 2024 Notes (discussed below), as well as cash on hand, to make a $750,000 repayment on its outstanding Term B loan facility. In September 2014, CSC Holdings made a repayment of $200,000 on its outstanding Term B loan facility with cash on hand. In connection with these repayments, the Company recognized a loss on extinguishment of debt of approximately $4,054 and wrote-off unamortized deferred financing costs related to this loan facility of approximately $5,564 for the year ended December 31, 2014.

        In April 2015, CSC Holdings made a repayment of $200,000 on its outstanding Term B loan facility with cash on hand. In connection with the repayment, the Company recognized a loss on extinguishment of debt of $731 and wrote-off unamortized deferred financing costs related to this loan facility of $1,004 for the year ended December 31, 2015.

        On June 21, 2016, in connection with the Merger, the Previous Credit Facility was repaid.

Newsday LLC Credit Facility

        Newsday LLC ("Newsday") had a senior secured credit agreement (the "Newsday Credit Agreement"), which consisted of a $480,000 floating rate term loan. Interest under the Newsday Credit Agreement was calculated, at the election of Newsday, at either the Eurodollar rate or the base rate, plus 3.50% or 2.50%, respectively, as specified in the Newsday Credit Agreement. Borrowings under the Newsday Credit Agreement were guaranteed by CSC Holdings on a senior unsecured basis and certain of its subsidiaries that own interests in Newsday on a senior secured basis. The Newsday Credit Agreement was secured by a lien on the assets of Newsday and Cablevision senior notes with an aggregate principal amount of $611,455 owned by Newsday Holdings.

        On June 21, 2016, in connection with the Merger, Newsday LLC repaid its outstanding indebtedness under the Newsday Credit Agreement.

        The following table provides details of the Company's outstanding credit facility debt (net of unamortized financing costs and unamortized discounts):

	Maturity Date	Interest Rate	Principal	December 31, 2015(a)
Restricted Group:
Term A loan facility(b)	April 17, 2018	2.17%	$886,621	885,105
Term B loan facility(b)	April 17, 2020	2.92%	1,159,031	1,150,227

Restricted Group Credit Facilities debt				$2,035,332

(a)	The unamortized discounts and deferred financing costs amounted to $11,200 at December 31, 2015,
(b)	In connection with the Merger, the Company repaid the then outstanding Term A and Term B loan facilities (see discussion above).

Senior Notes and Debentures

        The following table summarizes the Company's senior notes and debentures as of December 31, 2015:

Issuer	Date Issued	Maturity Date	Interest Rate	Principal Amount	Carrying Amount(c)
CSC Holdings(a)	February 6, 1998	February 15, 2018	7.875%	$300,000	$299,091
CSC Holdings(a)	July 21, 1998	July 15, 2018	7.625%	500,000	498,942
CSC Holdings(b)	February 12, 2009	February 15, 2019	8.625%	526,000	511,079
CSC Holdings(b)	November 15, 2011	November 15, 2021	6.750%	1,000,000	985,640
CSC Holdings(b)	May 23, 2014	June 1, 2024	5.250%	750,000	737,500
Cablevision(b)	September 23, 2009	September 15, 2017	8.625%	900,000	891,238
Cablevision(b)	April 15, 2010	April 15, 2018	7.750%	750,000	744,402
Cablevision(b)	April 15, 2010	April 15, 2020	8.000%	500,000	494,410
Cablevision(b)	September 27, 2012	September 15, 2022	5.875%	649,024	638,709

Total					$5,801,011

(a)	The debentures are not redeemable by the Company prior to maturity.
(b)	The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.
(c)	The carrying amount of the notes is net of the unamortized deferred financing costs and/or discounts/premiums.

        The table above excludes (i) the principal amount of Cablevision 7.75% senior notes due 2018 of $345,238 and the principal amount of Cablevision 8.00% senior notes due 2020 of $266,217 held by Newsday at December 31, 2015 which are eliminated in the consolidated balance sheets of Cablevision.

Issuance of Debt Securities

        In May 2014, CSC Holdings issued $750,000 aggregate principal amount of 5.25% senior notes due June 1, 2024 (the "2024 Notes"). The 2024 Notes are senior unsecured obligations and rank equally in right of payment with all of CSC Holdings' other existing and future unsecured and unsubordinated indebtedness. CSC Holdings used the net proceeds from the issuance of the 2024 Notes, as well as cash on hand, to make a $750,000 repayment on its outstanding Term B loan facility. In connection with the issuance of the 2024 Notes, the Company incurred deferred financing costs of approximately $14,273.

        The indentures under which the Senior Notes and Debentures were issued contain certain covenants and agreements, including limitations on the ability of CSC Holdings and its restricted subsidiaries to (i) incur or guarantee additional indebtedness, (ii) make investments or other restricted payments, (iii) create liens, (iv) sell assets and subsidiary stock, (v) pay dividends or make other distributions or repurchase or redeem our capital stock or subordinated debt, (vi) engage in certain transactions with affiliates, (vii) enter into agreements that restrict the payment of dividends by subsidiaries or the repayment of intercompany loans and advances, and (viii) engage in mergers or consolidations, in each case subject to certain exceptions. The indentures also contain certain customary events of default.

Repurchases of Cablevision Senior Notes

        In January 2014, Cablevision repurchased with cash on hand $27,831 aggregate principal amount of its then outstanding 5.875% senior notes due September 15, 2022 (the "2022 Notes"). In October 2014, Cablevision repurchased with cash on hand an additional $9,200 aggregate principal amount of the 2022 Notes. In connection with these repurchases, Cablevision recorded a gain from the extinguishment of debt of $934, net of fees, and a write-off of approximately $1,436 of unamortized deferred financing costs associated with these notes.

Debt Transaction Subsequent to Merger

        In connection with the Merger, in October 2015, Finco borrowed an aggregate principal amount of $3,800,000 under the Term Credit Facility and entered into revolving loan commitments in an aggregate principal amount of $2,000,000. The Term Credit Facility was to mature on October 9, 2022 and the Revolving Credit Facility was to mature on October 9, 2020 (see discussion below regarding the extension amendments). In addition, on June 21, 2016 and July 21, 2016, the Company entered into incremental loan assumption agreements whereby the Revolving Credit Facility was increased by $70,000 and $35,000, respectively, to $2,105,000.

        Finco also issued $1,800,000 aggregate principal amount of the 2023 Notes, $2,000,000 aggregate principal amount of the 2025 Notes, and $1,000,000 aggregate principal amount of the 2025 Guaranteed Notes.

        On June 21, 2016, immediately following the Merger, Finco merged with and into CSC Holdings, with CSC Holdings surviving the merger (the "CSC Holdings Merger"), and the Merger Notes and the Credit Facilities became obligations of CSC Holdings. The 2025 Guaranteed Notes are guaranteed on a senior basis by each restricted subsidiary of CSC Holdings (other than CSC TKR, LLC and its subsidiaries, which own and operate the New Jersey cable television systems, Cablevision Lightpath, Inc. and any subsidiaries of CSC Holdings that are "Excluded Subsidiaries" under the indenture governing the 2025 Guaranteed Notes) (such subsidiaries, the "Initial Guarantors") and the obligations under the Credit Facilities are (i) guaranteed on a senior basis by each Initial Guarantor and (ii) secured on a first priority basis by capital stock held by CSC Holdings and the guarantors in certain subsidiaries of CSC Holdings, subject to certain exclusions and limitations.

        Altice used the proceeds from the Term Credit Facility and the Merger Notes, together with an equity contribution from Altice and its Co-Investors and existing cash at Cablevision, to (a) finance the Merger, (b) refinance the credit agreement, dated as of April 17, 2013 (the "Previous Credit Facility"), among CSC Holdings, certain subsidiaries of CSC Holdings and the lenders party thereto ($2,030,699 outstanding at Merger Date), (c) repay the senior secured credit agreement, dated as of October 12, 2012, among Newsday LLC, CSC Holdings, and the lenders party thereto (the "Previous Newsday Credit Facility") of $480,000 at Merger Debt, and (d) pay related fees and expenses.

        The Credit Facilities permit CSC Holdings to request revolving loans, swing line loans or letters of credit from the revolving lenders, swingline lenders or issuing banks, as applicable, thereunder, from time to time prior to October 9, 2020, unless the commitments under the Revolving Credit Facility have been previously terminated.

        Loans comprising each Eurodollar Borrowing or ABR Borrowing, as applicable, bear interest at a rate per annum equal to the Adjusted LIBO Rate or the Alternate Base Rate, as applicable, plus the Applicable Margin, where the Applicable Margin means: in respect of revolving credit loans with respect to any Eurodollar Loan, 3.25% per annum and (ii) with respect to any ABR Loan, 2.25% per annum.

        On September 9, 2016, CSC Holdings entered into an amendment (the "Extension Amendment") to the Credit Facilities and the incremental loan assumption agreements dated June 21, 2016 and July 21, 2016 between CSC Holdings and certain lenders party thereto (the "Extending Lenders") pursuant to which each Extending Lender agreed to extend the maturity of its Term Credit Facility under the Credit Facilities to October 11, 2024 and to certain other amendments to the Credit Facilities. In October 2016, CSC Holdings used the net proceeds from the sale of $1,310,000 aggregate principal amount of 5.5% senior guaranteed notes due 2027 (the "2027 Guaranteed Notes") (after the deduction of fees and expenses) to prepay outstanding loans under the Term Credit Facility that were not extended pursuant to the Extension Amendment. The total aggregate principal amount of the Term Credit Facility, after giving effect to the use of proceeds of the 2027 Guaranteed Notes, is $2,500,000 (the "Extended Term Loan"). The Extended Term Loan was effective on October 11, 2016. In connection with the prepayment of the Term Credit Facility, the Company wrote-off the deferred financing costs and the unamortized discount related to the existing term loan aggregating $102,894. Additionally, the Company recorded deferred financing costs and an original issue discount of $7,249 and $6,250, respectively, which are both being amortized to interest expense over the term of the Extended Term Loan.

        On December 9, 2016, the Credit Facilities were amended to increase the availability under the Revolving Credit Facility from $2,105,000 to $2,300,000 and extend the maturity on $2,280,000 of this facility to November 30, 2021. The remaining $20,000 will mature on October 9, 2020. The Credit Facilities require CSC Holdings to prepay outstanding term loans, subject to certain exceptions and deductions, with (i) 100% of the net cash proceeds of certain asset sales, subject to reinvestment rights and certain other exceptions, and (ii) commencing with the first full fiscal year after the consummation of the Merger, a ratable share (based on the outstanding principal amount of the Extended Term Loan divided by the sum of the outstanding principal amount of all pari passu indebtedness and the Extended Term Loan) of 50% of the annual excess cash flow of CSC Holdings and its restricted subsidiaries, which will be reduced to 0% if the Consolidated Net Senior Secured Leverage Ratio of CSC Holdings is less than or equal to 4.5 to 1.

        Under the Term Credit Facility, CSC Holdings was required to make and made scheduled quarterly payment of $9,500 beginning with the fiscal quarter ending September 30, 2016. Under the Extended Term Loan, CSC Holdings is required to make scheduled quarterly payments equal to 0.25% of the principal amount of the Extended Term Loan, with the remaining balance scheduled to be paid on October 11, 2024, beginning with the fiscal quarter ending March 31, 2017.

        Interest will be calculated under the Extended Term Loan subject to a "floor" applicable to the Adjusted LIBO Rate of 0.75% per annum, and the Applicable Margin is (1) with respect to any ABR Loan, 2.00% per annum and (2) with respect to any Eurodollar Loan, 3.00% per annum. If the Adjusted LIBO Rate for the Extended Term Loan is less than 0.75% for any given period, the interest rate is fixed at 3.75% per annum.

        The Credit Facilities include negative covenants that are substantially similar to the negative covenants contained in the indentures under which the Merger Notes were issued (see discussion below). The Credit Facilities include one financial maintenance covenant (solely for the benefit of the Revolving Credit Facility), consisting of a maximum Consolidated Net Senior Secured Leverage Ratio of 5.0 to 1, which will be tested on the last day of any fiscal quarter but only if on such day there are outstanding borrowings under the Revolving Credit Facility (including swingline loans but excluding any cash collateralized letters of credit and undrawn letters of credit not to exceed $15,000). The Credit Facilities also contain certain customary representations and warranties, affirmative covenants and events of default (including, among others, an event of default upon a change of control). If an event of default occurs, the obligations under the Credit Facilities may be accelerated.

        Total amounts payable by the Company under its various debt obligations outstanding, including the debt transaction subsequent to the merger discussed above and including notes payable, collateralized indebtedness, and capital leases, during the periods shown below, are as follows:

Years Ending December 31,
2017	$1,719,180
2018	2,103,441
2019	557,348
2020	526,340
2021	1,200,256
Thereafter	9,884,024